Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The amounts charged by the Company’s related parties comprised the following:

	Location in unaudited interim condensed consolidated statement of comprehensive income	Six-month period ended June 30, 2023	Six-month period ended June 30, 2024
Management fees charged by Brave Maritime Corp.	Management fees – related party	8,800	263,120
Management fees charged by Stealth Maritime Corp.	Management fees – related party	150,480	—
Brokerage commissions charged by Brave Maritime Corp.	Voyage expenses – related party	1,812	295,839
Brokerage commissions charged by Stealth Maritime Corp.	Voyage expenses – related party	57,125	—
Superintendent fees	Vessels’ operating expenses – related party	—	18,000
Crew management fees charged by Brave Maritime Corp.	Vessels’ operating expenses – related party	1,667	49,167
Crew management fees charged by Stealth Maritime Corp.	Vessels’ operating expenses – related party	28,333	—
General and administrative expenses – former parent	General and administrative expenses–related party	268,089	—
Executive compensation	General and administrative expenses–related party	—	223,059
Rental expense	General and administrative expenses–related party	—	2,386
Commission – vessel purchased	Vessels, net	—	161,900
Interest expense	Interest expense – related party	—	1,691,831